MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business services | Multiplex Global Limited
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	100.00%	100.00%
Business services | Healthscope Pty Ltd
Disclosure of subsidiaries [line items]
Voting interest	0.00%	100.00%
Economic interest	0.00%	28.00%
Business services | Unidas Locadora S.A.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	35.00%	35.00%
Business services | Sagen MI Canada Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	41.00%	41.00%
Business services | IndoStar Capital Finance Limited
Disclosure of subsidiaries [line items]
Voting interest	56.00%	56.00%
Economic interest	20.00%	20.00%
Business services | La Trobe Financial Services Pty Limited
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	35.00%	35.00%
Business services | CDK Global II LLC
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	19.00%	26.00%
Infrastructure services | Altera Infrastructure L.P.
Disclosure of subsidiaries [line items]
Voting interest	89.00%	89.00%
Economic interest	53.00%	53.00%
Infrastructure services | Modulaire Investments 2 S.à r.l.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	28.00%	28.00%
Infrastructure services | Scientific Games Holdings LP
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	33.00%	33.00%
Industrials | BRK Ambiental Participações S.A.
Disclosure of subsidiaries [line items]
Voting interest	70.00%	70.00%
Economic interest	26.00%	26.00%
Industrials | Schoeller Allibert Group B.V.
Disclosure of subsidiaries [line items]
Voting interest	0.00%	52.00%
Economic interest	0.00%	14.00%
Industrials | Ember Resources Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	46.00%	46.00%
Industrials | Clarios Global LP
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	28.00%	28.00%
Industrials | Descarbonize Soluções S.A.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	35.00%	35.00%
Industrials | DexKo Global Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	21.00%	33.00%
Industrials | BCP VI Summit Holdings LP
Disclosure of subsidiaries [line items]
Voting interest	100.00%	0.00%
Economic interest	26.00%	0.00%